Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REVENUE
Total revenue		$ 45
Revenue, Product and Service [Extensible Enumeration]	Service [Member]	Service [Member]
OPERATING EXPENSES
Cost of revenues		$ (14)
Research and development	(13,008)	(7,257)
General and administrative	(15,984)	(15,902)
Total operating expense	(28,992)	(23,173)
Loss from operations	(28,992)	(23,128)
OTHER INCOME (EXPENSES), NET
Series B convertible preferred stock financing costs – related party	(2,680)
Grant income	2,885
Other income (expense), net	(51)	(5)
Total other income (expenses), net	(208)	(2,288)
LOSS BEFORE INCOME TAXES	(29,200)	(25,416)
Income tax provision	(16)	(11)
NET LOSS	$ (29,216)	$ (25,427)
Earnings Per Share, Diluted	$ 1.73	$ 2.99
Weighted Average Number of Shares Outstanding, Diluted	16,887	8,505
Nonrelated Party [Member]
OTHER INCOME (EXPENSES), NET
Interest expense – related party	$ (329)	$ (42)
Change in fair value of debt, other liabilities, and derivatives – related party	(200)	(1,887)
Debt extinguishment – related party	(139)
Related Party [Member]
OTHER INCOME (EXPENSES), NET
Interest expense – related party	(740)	(116)
Change in fair value of debt, other liabilities, and derivatives – related party	1,378	(238)
Debt extinguishment – related party	$ (332)